Convertible Securities Payable	6 Months Ended
Jun. 30, 2026
Convertible Securities Payable [Abstract]
CONVERTIBLE SECURITIES PAYABLE
14	CONVERTIBLE SECURITIES PAYABLE

The amount of convertible securities payable consists of the followings:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	—	64,170,406	15,737,684
Addition	84,895,915	424,734	104,165
Interest expenses	—	—	—
Conversion	(20,725,509)	(11,775,310)	(2,887,875)
At end of year/period	64,170,406	52,819,830	12,953,974

Securities Purchase Agreement with Avondale Capital, LLC

On April 22, 2025, the Company entered into a Securities Purchase Agreement with Avondale Capital, LLC, a Utah limited liability company (“Avondale”), pursuant to which the Company issue and sell to the Avondale an aggregate amount of up to USD10,000,000, representing the Company’s Class A Shares.

On April 24, 2025, the Company received net proceeds of USD 1,250,000 from the initial Pre-Paid Purchase with a principal amount of USD 1,357,500, after deduction of USD 87,500 original issue discount and USD 20,000 for Avondale’s transaction costs.

During the year ended December 31, 2025, the Company received net proceeds of USD 4,250,000 from the Pre-Paid Purchase #2 to Pre-Paid Purchase #6, after deduction of USD 297,500 original issue discount.

On May 30, 2025, the Company delivered 1,750,000 shares of ordinary shares as a commitment fee. The Company has the right to repurchase these pre-delivery shares at USD 0.0001 per share.

During the year ended December 31, 2025, Avondale purchased 13,618,411 Class A Shares, at par value, in exchange for USD 5,103,548 with exchange prices ranging from USD 0.2707 to USD 0.9310 pursuant to purchase notices related to Pre-Paid Purchase #1 to Pre-Paid Purchase #6.

Purchase Agreement with Streeterville Capital, LLC

On December 11, 2025, the Company entered into a Purchase Agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issue and sell to the Streeterville convertible promissory note (the “Note”), in the original principal amount of USD 16,070,000, which included an original issue discount of USD 1,050,000 and transaction expenses amount of USD 20,000. The Note is convertible into the Company’s Class A Shares.

On December 16, 2025, Streeterville paid USD 3,000,000 to the Company and USD 12,000,000 into a deposit account of the Company’s subsidiary, Founder Capital, LLC and entered into a Deposit Account Control Agreement with Streeterville and a banking corporation, to secure the Note.

On June 30, 2026, the Company and Streeterville Capital agreed to (i) partition a new secured convertible promissory note (the “Partitioned Note”) in the original principal amount of US$8,000,000 (the “Partitioned Amount”) from that certain secured convertible promissory note (the “Original Note”) in the original principal amount of US$16,070,000 that was issued to Streeterville Capital on December 11, 2025 pursuant to that certain securities purchase agreement dated as of December 11, 2025 with the outstanding balance of the Original Note to be reduced by the Partitioned Amount, and (ii) exchange the Partitioned Note for a new secured non-convertible promissory note (the “Exchange Note”) in the original principal amount of US$8,000,000.